Stockholders' equity - Restricted stock activity (Detail) - Restricted Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Shares
Unvested, beginning balance (in shares)	4,169	3,853
Granted (in shares)	1,751	2,899
Vested (in shares)	(2,378)	(2,583)
Unvested, ending balance (in shares)	3,542	4,169
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 7.72	$ 5.81
Granted (in dollars per share	14.20	9.62
Vested (in dollars per share)	8.09	7.00
Unvested, ending balance (in dollars per share)	$ 10.68	$ 7.72